FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Financial assets	R$ 4,834,178	R$ 1,750,841
Financial liabilities	18,988,870	17,339,894
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	13,138,823	13,367,841
Financial liabilities, at fair value	14,288,142	13,533,306
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,911,044	1,538,873
Financial liabilities, at fair value	2,864,950	1,538,873
Unrealized losses on financial instruments - Derivative instruments
FINANCIAL INSTRUMENTS
Financial liabilities		5,245
Financial liabilities, at fair value		5,245
Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities	1,018,501	938,526
Financial liabilities, at fair value	1,018,501	938,526
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	666,858	988,967
Financial liabilities, at fair value	666,858	988,967
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	449,375	499,092
Financial liabilities, at fair value	449,375	499,092
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	3,652,949	459,470
Financial assets, at fair value	3,652,949	459,470
Related parties
FINANCIAL INSTRUMENTS
Financial assets	95,445	27,939
Financial assets, at fair value	95,445	27,939
Financial liabilities		1,350
Unrealized gains on financial instruments - Derivative instruments
FINANCIAL INSTRUMENTS
Financial assets	2,846	33,417
Financial assets, at fair value	2,846	33,417
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	618,769	780,423
Financial assets, at fair value	618,769	780,423
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	464,169	449,592
Financial assets, at fair value	R$ 464,169	R$ 449,592